CONCENTRATIONS OF RISKS	12 Months Ended
Dec. 31, 2025
CONCENTRATIONS OF RISKS
CONCENTRATIONS OF RISKS

NOTE 22 — CONCENTRATIONS OF RISKS

Foreign exchange risk

The Company’s sales, purchase and expense transactions are generally denominated in RMB and a significant portion of the Company’s liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies.

In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China. In addition, the Company’s cash denominated in US$ subject the Company to risks associated with changes in the exchange rate of RMB against US$ and may affect the Company’s results of operations going forward.

Credit and concentration risk

The Company’s credit risk arises from cash, prepayments and other current assets, and accounts receivable. The carrying amounts of these financial instruments represent the maximum amount of income due to credit risk.

The Company expects that there is no significant credit risk associated with the cash and cash equivalents which are held by reputable financial institutions in the jurisdictions where the Company and its subsidiaries are located. The Company believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

The Company has no significant concentrations of credit risk with respect to its prepayments.

Accounts receivable is typically unsecured and are derived from revenue earned from customers. The risk with respect to accounts receivable is mitigated by credit evaluations performed on them. The Company generally grants trade debtors a credit period of 30 to 180 days. The policy for impairment on accounts receivable is based on the assessment of the recoverability of the accounts receivable. If trade debtors delay payment in part or at all, the Company’s cash flow and working capital may be adversely affected. Also, the Company may incur impairment loss which will adversely affect the financial position and results of operation.

Customer concentration risk

For the year ended December 31, 2025, two customers accounted for 23.3% and 12.0% of the Company’s total revenue. For the year ended December 31, 2024, four customers accounted for 25.6%, 14.4%, 11.6% and 10.2% of the Company’s total revenue. For the year ended December 31, 2023, two customers accounted for 14.3% and 10.4% of the Company’s total revenue. Other than that, no single customer comprises over 10% of revenue as for the year ended December 31, 2025, 2024 and 2023, respectively.

Accounts receivable from deliverer group, subsidiaries of a listed company which is principally engaged in the distribution of medical devices and pharmaceutical products in the PRC, accounted for 26.0% and 28.5% of the total balance of the Company’s accounts receivable as of December 31, 2025 and December 31, 2024, respectively. As of December 31, 2024, two additional customers accounted for 13.0% and 10.9% of the total balance of accounts receivable. As of December 31, 2023, one additional customer accounted for 11.8% of the total balance of accounts receivable. Other than that, no single customer comprises over 10% of accounts receivable as of December 31, 2025, 2024 and 2023, respectively.

Vendor concentration risk

For the year ended December 31, 2025, two vendors accounted for 40.0% and 25.7% of the Company’s purchase of inventories and equipment. For the year ended December 31, 2024, three vendors accounted for 34.7%, 30.3%, 10.1% of the Company’s purchase of inventories and equipment.

Accounts payable to above vendors was $1.0 million and $0.4 million as of December 31, 2025 and 2024, respectively. As of December 31, 2025, one vendor accounted for 54.1% of the total balance of accounts payable. As of December 31, 2024, two vendors accounted for 29.1% and 15.3% of the total balance of accounts payable.